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Schedule of Investments
September 30, 2025 (Unaudited)

Principal Value
Asset Backed Securities – 32.3%
Allo Issuer LLC, Class C, Series 2025-1A, 144A, 8.10%, 4/20/2055(a) ................. $ 1,750,000 $ 1,787,556
Ally Bank Auto Credit-Linked Notes Series 2024-B, Class F, Series 2024-B, 144A, 8.04%,
9/15/2032(a) ............................................................ 526,467 535,219
AMSR 2024-SFR2 Trust, Class E1, Series 2024-SFR2, 144A, 4.15%, 11/17/2041(a) ..... 1,000,000 952,871
Apidos CLO Lii, Class F, Series 2025-52A, 144A, 10.76%, (3-Month CME Term SOFR +
6.50%), 4/20/2038(a)(b) ................................................... 500,000 464,980
Apidos CLO XLIII Ltd., Class FR, Series 2023-43A, 144A, 10.98%, (3-Month CME Term
SOFR + 6.67%), 7/25/2038(a)(b) ............................................ 1,000,000 965,451
Carlyle US CLO 2021-8 Ltd., Class ER, Series 2021-8A, 144A, 9.23%, (1-Month CME Term
SOFR + 5.25%), 10/15/2038(a)(b) ........................................... 1,000,000 993,869
Chase Auto Credit Linked Notes Series 2025-1, Class G, Series 2025-1, 144A, 10.42%,
2/25/2033(a) ............................................................ 730,898 744,098
Dryden 97 CLO Ltd., Class ER, Series 2022-97A, 144A, 10.29%, (1-Month CME Term
SOFR + 6.15%), 10/20/2038(a)(b) ........................................... 1,000,000 1,009,972
Elmwood CLO XII Ltd., Class FR, Series 2021-5A, 144A, 13.07%, (3-Month CME Term
SOFR + 8.75%), 10/15/2037(a)(b) ........................................... 1,677,000 1,609,670
Fortress Credit BSL XXIII Ltd., Class C, Series 2025-2A, 144A, 6.51%, (1-Month CME Term
SOFR + 2.35%), 10/15/2038(a)(b) ........................................... 2,000,000 2,006,522
Frontier Issuer LLC, Class C, Series 2023-1, 144A, 11.50%, 8/20/2053(a) .............. 300,000 312,839
GoldenTree Loan Management US CLO 16 Ltd., Class FRR, Series 2025-16A, 144A,
12.08%, (3-Month CME Term SOFR + 7.75%), 1/20/2038(a)(b) .................... 1,000,000 916,522
Goodgreen 2024-1 Ltd., Class C, Series 2024-1A, 144A, 8.50%, 7/15/2056(a) .......... 327,396 325,755
Green Lakes Park CLO LLC, Class ERR, Series 2025-1A, 144A, 9.07%, (3-Month CME
Term SOFR + 4.75%), 1/25/2038(a)(b) ........................................ 1,000,000 1,006,716
Hertz Vehicle Financing III LLC, Class D, Series 2025-3A, 144A, 8.55%, 12/26/2029(a) ... 1,000,000 1,014,786
HPS Loan Management 2021-16 Ltd., Class ER, Series 2021-16A, 144A, 10.76%,
(1-Month CME Term SOFR + 6.50%), 1/23/2035(a)(b) ........................... 1,000,000 999,998
Huntington Bank Auto Credit-Linked Notes Series 2024-2, Class E, Series 2024-2, 144A,
11.89%, (SOFR + 7.50%), 10/20/2032(a)(b) .................................... 517,550 524,449
Huntington Bank Auto Credit-Linked Notes Series 2025-1, Class D, Series 2025-1, 144A,
7.89%, (SOFR + 3.50%), 3/21/2033(a)(b) ..................................... 404,175 406,068
Invitation Homes 2024-SFR1 Trust, Class F, Series 2024-SFR1, 144A, 4.50%, 9/17/2041(a) 1,000,000 934,539
Magnetite 50 Ltd., Class F, Series 2025-50A, 144A, 10.98%, (3-Month CME Term SOFR +
6.68%), 7/25/2038(a)(b) ................................................... 250,000 244,764
Milford Park CLO Ltd., Class ER, Series 2022-1A, 144A, 9.12%, (3-Month CME Term SOFR
+ 4.85%), 1/20/2038(a)(b) .................................................. 1,000,000 994,350
Navient Private Education Refi Loan Trust 2021-B, Class R, Series 2021-BA, 144A,
7/15/2069(a)(c) .......................................................... 4,722 1,369,380
New Economy Assets Phase 1 Sponsor LLC, Class B1, Series 2021-1, 144A, 2.41%,
10/20/2061(a) ........................................................... 1,750,000 1,188,656
Parallel 2020-1 Ltd., Class DR, Series 2021-1A, 144A, 11.03%, (3-Month CME Term SOFR
+ 6.76%), 7/20/2034(a)(b) .................................................. 800,000 792,123
Point Securitization Trust 2025-1, Class B1, Series 2025-1, 144A, 5.50%, 6/25/2055(a)(c) . 1,500,000 1,175,250
Saluda Grade Alternative Mortgage Trust 2024-FIG5, Class E, Series 2024-FIG5, 144A,
8.49%, 4/25/2054(a) ...................................................... 738,275 765,189
Uniti Fiber Abs Issuer Llc, Class C, Series 2025-1A, 144A, 9.12%, 4/20/2055(a) ......... 2,000,000 2,091,689
Zayo Issuer LLC, Class C, Series 2025-1A, 144A, 8.66%, 3/20/2055(a) ................ 2,500,000 2,598,463
Total Asset Backed Securities (Cost $29,092,339) ..................................... 28,731,744
Corporate Bonds – 17.7%
Basic Materials – 1.6%
Magnera Corp., 7.25%, 11/15/2031, 144A(a) ..................................... 1,000,000 941,740
Mativ Holdings, Inc., 8.00%, 10/1/2029, 144A(a) .................................. 450,000 446,097
1,387,837

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Schedule of Investments
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September 30, 2025 (Unaudited)

Principal Value
Corporate Bonds (continued)
Communications – 2.4%
GoTo Group, Inc., 5.50%, 5/1/2028, 144A(a) ..................................... $ 223,300 $ 72,852
Lumen Technologies, Inc., 7.60%, 9/15/2039, Series P ............................. 2,175,000 2,039,062
2,111,914
Consumer, Cyclical – 0.5%
Michaels Cos., Inc. (The), 7.88%, 5/1/2029, 144A(a) ............................... 500,000 420,000
Energy – 1.3%
Energy Transfer LP, 6.00%, 6/15/2048 .......................................... 1,200,000 1,182,427
Financial – 9.6%
Assured Guaranty Municipal Holdings, Inc., 6.40%, (1-Month USD LIBOR + 2.22%),
12/15/2066, 144A(a)(b) .................................................... 1,000,000 932,429
First Republic Bank, 4.63%, 2/13/2047(d) ....................................... 1,500,000 5,625
Flagstar Bancorp, Inc., 4.13%, (3-Month CME Term SOFR + 3.91%), 11/1/2030(b) ....... 1,109,000 1,040,764
Flagstar Financial, Inc., 7.30%, (3-Month CME Term SOFR + 3.04%), 11/6/2028(b) ...... 2,000,000 1,930,856
Global Atlantic Fin Co., 7.95%, (US 5 Year CMT T-Note + 3.61%), 10/15/2054, 144A(a)(b) . 1,500,000 1,589,624
Lincoln National Corp., 6.80%, (3-Month CME Term SOFR + 2.62%), 5/17/2066(b) ...... 812,000 700,067
PennyMac Corp, 8.50%, 6/1/2029 ............................................. 2,300,000 2,377,050
8,576,415
Health Care – 1.0%
Semler Scientific, Inc., 4.25%, 8/1/2030, 144A(a) ................................. 1,000,000 888,412
Retail – 0.9%
Kohl's Corp., 6.88%, 12/15/2037 .............................................. 1,000,000 763,518
Technology – 0.4%
Xerox Corp., 13.50%, 4/15/2031, 144A(a) ....................................... 400,000 387,621
Total Corporate Bonds (Cost $13,904,025) ........................................... 15,718,144
Shares
Preferred Stocks – 16.7%
Consumer Discretionary – 0.6%
QVC Group, Inc., 8.00% ..................................................... 82,789 564,621
Energy – 1.0%
NGL Energy Partners LP, 11.79%, (1-Month CME Term SOFR + 7.47%), Series B(b) ..... 38,100 887,349
Financial – 15.1%
AGNC Investment Corp., 7.75%, (US 5 Year CMT T-Note + 4.39%), Series G(b) ........ 22,060 555,471
Annaly Capital Management, Inc., 8.88%, Series J* ............................... 33,000 860,970
B Riley Financial, Inc., 5.25% ................................................. 59,779 684,470
Chimera Investment Corp., 10.35%, (3-Month CME Term SOFR + 6.05%), Series B(b) ... 74,800 1,801,932
Chimera Investment Corp., 7.75%, (3-Month CME Term SOFR + 5.00%), Series C(b) .... 38,000 877,800
Franklin BSP Realty Trust, Inc., 7.50%, Series E .................................. 11,300 238,543
MFA Financial, Inc., 8.88% ................................................... 20,000 502,600
Rithm Capital Corp., 9.21%, (3-Month CME Term SOFR + 5.23%), Series C(b) .......... 109,696 2,700,715
Rithm Capital Corp., 7.00%, (US 5 Year CMT T-Note + 6.22%), Series D(b) ............ 112,564 2,764,572
Rithm Capital Corp., 8.75%, Series E* .......................................... 80,000 1,988,800
Two Harbors Investment Corp., 8.13%, (3-Month USD LIBOR + 5.66%), Series A(b) ..... 16,561 397,464
13,373,337
Total Preferred Stocks (Cost $16,019,600) ........................................... 14,825,307
Principal
U.S. Treasury Bills – 13.9%
U.S. Treasury Bill, 4.31%, 10/28/2025 (e) ....................................... 1,000,000 996,970
U.S. Treasury Bill, 4.11%, 12/4/2025 (e)(f) ....................................... 7,700,000 7,646,682
U.S. Treasury Bill, 3.96%, 12/11/2025 (e)(f) ...................................... 2,500,000 2,481,067

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September 30, 2025 (Unaudited)

Principal Value
U.S. Treasury Bills (continued)
U.S. Treasury Bill, 3.94%, 12/26/2025 (e) ....................................... $ 1,300,000 $ 1,288,043
Total U.S. Treasury Bills (Cost $12,411,425) ......................................... 12,412,762
Mortgage Backed Securities – 7.3%
Collateralized Mortgage Backed Securities – 6.0%
BBCMS Mortgage Trust 2025-C32, 4.50%, 2/15/2062 .............................. 1,000,000 747,915
Benchmark 2019-B9 Mortgage Trust, 3.00%, 3/15/2052 ............................ 1,000,000 477,564
Benchmark 2021-B25 Mortgage Trust, 3.20%, 4/15/2054 ........................... 591,160 435,150
Freddie Mac MSCR Trust MN11, 8.76%, 7/25/2045 ................................ 1,000,000 1,029,768
Lmrk Issuer Co. 2 LLC, 8.12%, 9/15/2055 ....................................... 500,000 503,629
Multifamily Connecticut Avenue Securities Trust 2025-01, 9.51%, 5/25/2055 ............ 1,300,000 1,364,246
PRET 2025-NPL6 LLC, 5.74%, 6/25/2055 ....................................... 240,192 241,570
Wells Fargo Commercial Mortgage Trust 2024-5C2, 4.25%, 11/15/2057 ............... 560,000 504,898
(Cost $5,209,444) .............................................................. 5,304,740
Collateralized Mortgage Obligations – 1.3%
Radnor RE 2024-1 Ltd., 8.31%, 9/25/2034
(Cost $1,159,657) ........................................................ 1,150,000 1,188,991
Shares
Common Stocks – 5.9%
Consumer Discretionary – 0.3%
QVC Group, Inc.* .......................................................... 12,000 161,880
Vinty Holding 5 SA*(c) ....................................................... 110,068,833 104,329
266,209
Financial – 5.6%
AGNC Investment Corp. ..................................................... 86,000 841,940
Annaly Capital Management, Inc. .............................................. 62,900 1,271,209
Chimera Investment Corp. ................................................... 51,025 674,550
Rithm Capital Corp. ......................................................... 142,085 1,618,348
Two Harbors Investment Corp. ................................................ 53,250 525,578
4,931,625
Information Technology – 0.0%
DSG TopCo Private Equity*(c) ................................................ 2,754 41,310
Total Common Stocks (Cost $4,825,696) ............................................ 5,239,144
Principal
Foreign Bonds – 3.9%
Airlines – 0.1%
Azul Investments LLP, 7.25%, 6/15/2026(c) ...................................... 4,105,000 82,100
Azul Investments LLP, 7.25%, 6/15/2026, 144A(a)(c) .............................. 149,000 2,980
85,080
Energy – 1.3%
MC Brazil Downstream Trading SARL, 7.25%, 6/30/2031, 144A(a) ................... 998,869 857,598
Petroleos de Venezuela SA, 6.00%, 5/16/2024 ................................... 1,800,000 292,500
1,150,098
Financial – –%
GOL Finance SA, 1/31/2025(c) ................................................ 3,230,000 –

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Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)

Principal Value
Foreign Bonds (continued)
Government – 2.5%
Bahamas Government International Bond, 9.00%, 6/16/2029, 144A(a) ................ $ 500,000 $ 542,250
Mexican Bonos, 8.50%, 2/28/2030 ............................................. 21,500,000 1,186,654
Panama Government International Bond, 6.85%, 3/28/2054 ......................... 500,000 509,050
2,237,954
Total Foreign Bonds (Cost $6,491,712) ............................................. 3,473,132
Shares
Money Market Fund – 1.9%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(g)
(Cost $1,657,122) ........................................................ 1,657,122 1,657,122
Principal
Term Loans – 0.1%
Communications – 0.1%
Diamond Sports Group LLC, 15.00%, 1/3/2028
(Cost $65,599) ........................................................... 65,599 57,727
Total Investments – 99.7%
(Cost $91,023,369) ............................................................. $ 88,615,771
Other Assets in Excess of Liabilities – 0.3% ............................................ 284,972
Net Assets – 100.0% ............................................................. $ 88,900,743
* Non Income Producing
(a) Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased)
subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid.
Total fair value of Rule 144A securities amounts to $41,126,729, which represents 46.2% of net assets as of September 30, 2025.
(b) Floating rate investment. Interest rates reset periodically. Certain Securities are fixed to variable and currently in the fixed phase.
Interest rate shown reflects the rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c) Investment was valued using significant unobservable inputs.
(d) Defaulted security.
(e) Represents a zero coupon bond. Rate shown reflects the effective yield.
(f) Securities with an aggregate market value of $8,241,051 have been pledged as collateral for swaps as of September 30, 2025.
(g) Rate shown reflects the 7-day yield as of September 30, 2025.
Portfolio Abbreviations:
CME : Chicago Mercantile Exchange
CMT : Treasury Constant Maturity Rate
LIBOR : London Interbank Offered Rate
SOFR : Secured Overnight Financing Rate
At September 30, 2025, centrally cleared credit default swap contracts outstanding were as follows:
Reference
Entity
Maturity
Date
Buy/Sell
Protection
(Pay)/
Receive
Financing
Rate
(1)
Counterparty
Notional
Amount
(2)
Fair Value
Premium
(Paid)/
Received
Unrealized
Appreciation/
(Depreciation)
CDX HY CDSI
S45 5Y 12/20/2030 Buy
(3)
5.00% MSCS 25,000,000 $ (1,930,788) $ (1,901,250) $ (57,316)
Republic of Italy 06/20/2030 Buy
(3)
1.00% MSCS 25,000,000 (684,159) (609,799) (79,916)
$ (2,614,947) $ (2,511,049) $ (137,232)

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September 30, 2025 (Unaudited)

(1) Payments received quarterly.
(2) The maximum amount of future payments (undiscounted) that the Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(3) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the
Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
At September 30, 2025, over the counter total return swap contracts outstanding were as follows:
Reference
Obligation/Index
Termination
Date(a)
Financing Rate
Paid (Received) by the
Fund Counterparty Notional Amount
Unrealized
Appreciation/
(Depreciation)(b)
Morgan Stanley Custom Junk
Index* 8/14/2026 3.84% (EFFR - 0.25%)(c) MSCS 15,886,686 $ 225,298
Morgan Stanley Custom Quality
Index* 8/14/2026 4.44% (EFFR + 0.35%)(c) MSCS 17,997 154,710
$ 380,008
* The aggregate market value of the constituents of the swap reference index have been shown below for derivative based indices.
(a) The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security).
(b) There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(c) Payments made quarterly.
Abbreviations:
EFFR : Effective Federal Funds Rate
MSCS : Morgan Stanley Capital Services LLC
At September 30, 2025, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
U.S. 10-Year Treasury Note Futures .............. 314 $ 35,325,000 12/19/25 $ 164,359
U.S. 5 Year Note (CBT) ........................ 545 59,511,446 12/31/25 76,641
Total unrealized appreciation/(depreciation) $ 241,000
Short position contracts:
U.S. Treasury Long Bond Futures ............... (140) (16,323,125) 12/19/25 (341,250)
Ultra U.S. Treasury Bond Futures ................ (196) (23,532,250) 12/19/25 (655,657)
Total unrealized appreciation/(depreciation) $ (996,907)
Total net unrealized depreciation $ (755,907)

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September 30, 2025 (Unaudited)

Summary of Investment Type††
Investment Categories % of Net Assets
Asset Backed Securities ........................................................................ 32.3%
Corporate Bonds .............................................................................. 17.7%
Preferred Stocks .............................................................................. 16.7%
U.S. Treasury Bills ............................................................................. 13.9%
Mortgage Backed Securities ..................................................................... 7.3%
Common Stocks .............................................................................. 5.9%
Foreign Bonds ................................................................................ 3.9%
Money Market Fund ........................................................................... 1.9%
Term Loans .................................................................................. 0.1%
Total Investments ............................................................................. 99.7%
Other Assets in Excess of Liabilities ............................................................... 0.3%
Net Assets .................................................................................. 100.0%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.
* The following table shows the top 50 positions and related Market Value of the securities within the Morgan Stanley Custom
Junk Index basket.
Shares Market Value % of basket
Common Stocks
Communication Services
Charter Communications, Inc., Class A .............................. (621) $ (170,939) 1.09%
GCI Liberty Inc, Class C .......................................... (4,420) (164,735) 1.05%
Iridium Communications Inc ....................................... (8,526) (148,871) 0.95%
Millicom International Cellular SA ................................... (3,253) (157,906) 1.01%
Sirius XM Holdings, Inc. .......................................... (6,613) (153,919) 0.98%
Warner Bros Discovery, Inc. ....................................... (8,476) (165,529) 1.05%
(961,899)
Consumer Discretionary
Caesars Entertainment, Inc. ....................................... (6,043) (163,303) 1.04%
Norwegian Cruise Line Holdings Ltd. ................................ (6,088) (149,950) 0.96%
Penn Entertainment, Inc. .......................................... (8,232) (158,550) 1.01%
Petco Health & Wellness Co Inc .................................... (43,007) (166,437) 1.06%
(638,240)
Consumer Staples
Bunge Global SA ................................................ (1,968) (159,937) 1.02%
Coty, Inc., Class A ............................................... (37,262) (150,539) 0.96%
Darling Ingredients, Inc. .......................................... (4,938) (152,443) 0.97%
(462,919)
Energy
Apa Corp. ..................................................... (6,867) (166,719) 1.07%
Civitas Resources, Inc. ........................................... (4,786) (155,537) 0.99%
Occidental Petroleum Corp. ....................................... (3,488) (164,789) 1.05%
Weatherford International PLC ..................................... (2,525) (172,758) 1.10%
(659,803)

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September 30, 2025 (Unaudited)

Shares Market Value % of basket
Common Stocks (continued)
Health Care
Acadia Healthcare Co., Inc. ....................................... (7,237) $ (179,181) 1.14%
Bruker Corp .................................................... (4,834) (157,041) 1.00%
Centene Corp. .................................................. (4,893) (174,592) 1.11%
Jazz Pharmaceuticals PLC ........................................ (1,238) (163,156) 1.04%
Organon & Co. ................................................. (14,905) (159,184) 1.02%
Perrigo Co. PLC ................................................ (7,127) (158,716) 1.01%
QuidelOrtho Corp. ............................................... (5,089) (149,880) 0.96%
Sarepta Therapeutics Inc ......................................... (8,868) (170,894) 1.09%
Sotera Health Co. ............................................... (9,551) (150,235) 0.96%
Tenet Healthcare Corp. ........................................... (830) (168,532) 1.07%
Viatris, Inc. ..................................................... (16,492) (163,271) 1.04%
(1,794,682)
Industrials
Air Lease Corp. ................................................. (2,439) (155,230) 0.99%
Avis Budget Group, Inc. .......................................... (1,017) (163,379) 1.04%
Delta Air Lines, Inc. .............................................. (2,725) (154,652) 0.99%
GXO Logistics, Inc., Class A ....................................... (3,055) (161,579) 1.03%
ManpowerGroup Inc ............................................. (4,064) (154,035) 0.98%
Ryder System, Inc. .............................................. (810) (152,887) 0.97%
Southwest Airlines Co . ........................................... (5,092) (162,471) 1.04%
United Airlines Holdings, Inc. ...................................... (1,577) (152,224) 0.97%
(1,256,457)
Information Technology
BILL Holdings, Inc. .............................................. (3,005) (159,188) 1.02%
Coherent Corp. ................................................. (1,458) (157,022) 1.00%
DXC Technology Co. ............................................. (11,144) (151,890) 0.97%
Intel Corp. ..................................................... (7,061) (236,907) 1.51%
Lumentum Holdings, Inc. ......................................... (918) (149,444) 0.95%
MKS Instruments, Inc. ............................................ (1,332) (164,854) 1.05%
(1,019,305)
Materials
Albemarle Corp. ................................................ (1,943) (157,539) 1.01%
Alcoa Corp. .................................................... (4,613) (151,735) 0.97%
Cleveland-Cliffs, Inc. ............................................. (13,037) (159,052) 1.01%
Dow, Inc. ...................................................... (6,616) (151,714) 0.97%
Eastman Chemical Co ........................................... (2,413) (152,121) 0.97%
Olin Corp. ..................................................... (6,110) (152,689) 0.97%
Sealed Air Corp. ................................................ (4,406) (155,764) 0.99%
Silgan Holdings, Inc. ............................................. (3,582) (154,079) 0.98%
(1,234,693)
Other Component s ............................................. (547,433) (7,657,847) 48.82%
Total ....................................................................... $ (15,685,845) 100.00%

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September 30, 2025 (Unaudited)

* The following table shows the top 50 positions and related Market Value of the securities within the Morgan Stanley Custom
Quality Index basket.
Shares Market Value % of basket
Common Stocks
Communication Services
Fox Corp, Class A ............................................... 3,755 $ 236,773 1.06%
Omnicom Group Inc ............................................. 2,871 234,103 1.05%
470,876
Consumer Discretionary
AutoZone Inc ................................................... 52 223,633 1.01%
Grand Canyon Education Inc ...................................... 1,069 234,601 1.05%
H&R Block Inc .................................................. 4,402 222,602 1.00%
Lululemon Athletica Inc ........................................... 1,379 245,424 1.10%
O'Reilly Automotive Inc ........................................... 2,076 223,810 1.01%
Yum! Brands Inc ................................................ 1,482 225,260 1.01%
1,375,330
Consumer Staples
General Mills Inc ................................................ 4,502 227,014 1.02%
Hershey Co/The ................................................ 1,189 222,437 1.00%
Kraft Heinz Co. (The) ............................................ 8,610 224,195 1.01%
673,646
Energy
Antero Midstream Corp ........................................... 12,006 233,391 1.05%
DT Midstream Inc ............................................... 2,077 234,831 1.06%
Texas Pacific Land Corp .......................................... 239 223,083 1.00%
691,305
Financials
Arthur J Gallagher & Co .......................................... 762 236,174 1.06%
Brown & Brown Inc .............................................. 2,428 227,731 1.02%
Cboe Global Markets Inc .......................................... 943 231,185 1.04%
Marsh & McLennan Cos Inc ....................................... 1,114 224,475 1.01%
919,565
Health Care
AbbVie Inc ..................................................... 1,014 234,791 1.06%
Chemed Corp .................................................. 499 223,410 1.00%
Elevance Health Inc ............................................. 719 232,320 1.04%
Molina Healthcare Inc ............................................ 1,253 239,773 1.08%
ResMed Inc .................................................... 814 222,732 1.00%
1,153,026
Industrials
CACI International Inc, Class A ..................................... 446 222,323 1.00%
Cintas Corp .................................................... 1,105 226,797 1.02%
Comfort Systems USA Inc ........................................ 282 232,835 1.05%
Core & Main Inc, Class A ......................................... 4,435 238,714 1.07%
Karman Holdings Inc ............................................. 3,459 249,718 1.12%
Loar Holdings Inc ............................................... 2,839 227,139 1.02%
nVent Electric PLC .............................................. 2,290 225,910 1.02%
Otis Worldwide Corp ............................................. 2,462 225,097 1.01%
Rollins Inc ..................................................... 3,910 229,698 1.03%
2,078,231

Simplify Opportunistic Income ETF
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)

Shares Market Value % of basket
Common Stocks (continued)
Information Technology
Accenture PLC, Class A .......................................... 928 $ 228,764 1.03%
Adobe Inc ..................................................... 636 224,257 1.01%
Amphenol Corp, Class A .......................................... 1,851 229,011 1.03%
Applied Materials Inc ............................................. 1,291 264,313 1.18%
Cisco Systems Inc ............................................... 3,293 225,275 1.01%
Crane NXT Co .................................................. 3,711 248,907 1.12%
Intuit Inc ....................................................... 339 231,364 1.04%
KLA Corp ...................................................... 223 240,679 1.08%
Lam Research Corp ............................................. 1,851 247,857 1.11%
Ralliant Corp ................................................... 5,340 233,535 1.05%
2,373,962
Materials
Crown Holdings Inc .............................................. 2,311 223,184 1.00%
Ecolab Inc ..................................................... 815 223,315 1.01%
446,499
Real Estate
Medical Properties Trust Inc ....................................... 45,498 230,675 1.03%
Rayonier Inc ................................................... 8,455 224,385 1.01%
455,060
Utilities
Alliant Energy Corp .............................................. 3,409 229,802 1.03%
CenterPoint Energy Inc ........................................... 5,763 223,604 1.00%
Essential Utilities Inc ............................................. 5,838 232,924 1.05%
Talen Energy Corp .............................................. 544 231,512 1.04%
917,842
Other Component s ............................................. 145,527 10,704,206 48.09%
Total ....................................................................... $ 22,259,548 100.00%